Nov. 24, 2015
Class A, Class C and Institutional Class | Neuberger Berman Long Short Multi-Manager Fund
Supplement to Summary Prospectus
Neuberger Berman Alternative and Multi-Asset Class Funds ®

Neuberger Berman Long Short Multi-Manager Fund

Class A, Class C and Institutional Class

Supplement to the Summary Prospectus and Prospectus dated February 28, 2015, as amended July 6, 2015

This supplement describes important changes affecting Neuberger Berman Long Short Multi-Manager Fund, a series of Neuberger Berman Alternative Funds (the “Fund”).  These changes were proposed by Neuberger Berman Management LLC (“NB Management”) and NB Alternative Investment Management LLC (“NBAIM”) and approved by the Fund’s Boards of Trustees (the “Board”) as being in the best interests of the Fund’s shareholders.  If you have any questions regarding these changes, please contact NB Management at 877-628-2583.

New Subadviser

As disclosed in the Fund’s Prospectus, NB Management and the Fund have obtained an exemptive order from the Securities and Exchange Commission that permits NB Management and NBAIM to engage additional unaffiliated subadvisers and to enter into a subadvisory agreement with an unaffiliated subadviser, upon the approval of the Board, without obtaining shareholder approval. Effective November 30, 2015, NB Management has engaged Portland Hill Capital LLP (“Portland Hill”) as a new subadviser for the Fund.  Portland Hill will employ a global event driven and long/short strategy that is focused on equity securities of European companies.

As a result of these changes, the Fund’s Summary Prospectus and Statutory Prospectus are revised as follows:

The following is added before the last sentence in the third paragraph of the “Principal Investment Strategies” section of the Summary Prospectus and Prospectus:

“In addition, the long/short portion of one subadviser’s strategy invests globally with a focus on equity securities of European companies.”

The fifth paragraph of the “Principal Investment Strategies” section of the Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Additionally, certain subadvisers will also employ a long short strategy focused on event driven investing. Event driven is a broad category of investment strategies based on announced or anticipated events or a series of events and on investing in the securities of companies that could be affected by the occurrence of such events.  The event driven portion of one subadviser’s strategy invests globally with a focus on equity securities of European companies.  The types of Event Driven Strategies that the Fund will utilize are:

- Merger (Risk) Arbitrage: This strategy consists primarily of making investments that the subadviser expects will benefit from the successful completion of a merger or acquisition. The subadviser typically buys the stock of a target company after a merger is announced at a price slightly below the takeover price offered. A profit is made if and when the merger is completed at the offered price or higher. In addition, in stock swap mergers, the subadviser may sell or take a short position in the stock of the acquiring company either to reduce risk or on the theory that if and when the merger is completed, any difference between the price of the target company’s stock and the value of the acquiring company’s stock being exchanged for the target company’s stock will be eliminated. If the subadviser believes an announced or widely anticipated merger is unlikely to be completed, it may take the opposite positions. The subadviser may invest not only in announced transactions but also in anticipation of transactions. It is currently anticipated that the subadviser will invest in both announced transactions and in anticipation of transactions.

- Global Equity Restructurings Long/Short: This strategy involves examining companies for the prospect of a variety of potential restructurings. The subadviser primarily takes either a long or a short position in equity securities of companies that are undergoing or have recently completed a restructuring. Typical restructurings may include: selling significant assets or portions of a business, entering new businesses, changes in management, significant changes in corporate policy and/or cost structure, such as altering compensation schemes, emergence from bankruptcy, companies undergoing significant changes due to regulatory changes and other corporate reorganizations, including mergers and acquisitions. Restructurings also may include: holding company arbitrage (i.e., attempting to take advantage of apparent disparities between the prices of a holding company’s stock and the prices of any listed companies it may hold), spin-offs, stub trades, recapitalizations and share buybacks. The subadviser may not focus on all types of restructurings and may focus only on certain types of restructurings.